Expenses By Nature - Schedule of Exploration and Evaluation Expense (Details) - Exploration and evaluation expense [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Expenses By Nature [Line Items]
Drilling services		$ 11,296,862	$ 6,263,964
Option payments and fees	[1]	6,010,405	2,281,550
Salaries and benefits		3,295,845	2,449,153
Field costs, surveys and other		2,638,594	1,726,830
Consulting and professional fees		1,402,587	914,448
Studies and technical evaluations		1,138,494
Assaying		2,189,710	1,757,368
Transportation and meals		1,743,550	1,125,148
Communities		1,261,205	587,234
Security		603,480	328,931
Geophysics		197,824	334,764
Depreciation and amortization		711,612	295,475
Exploration and evaluation expense		$ 32,490,168	$ 18,064,865

[1]	For the year ended December 31, 2025, the Company recognized option payments of $4,709,252 (year ended December 31, 2024 - $1,956,316).